Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following table illustrates certain information about executive compensation for our CEO and other NEOs as well as certain performance measures against which compensation information can be compared. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K of the Exchange Act and does not necessarily reflect value actually realized by our NEOs or how our Compensation and Leadership Development Committee (the “Committee”) evaluates compensation decisions in light of Company or individual performance. In particular, our Committee has not used compensation actually paid as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis on pages 38 to 54 for a discussion of our executive compensation program, its objectives, and the ways in which we align executive compensation with Company performance.
Year	Summary Compensation Table Total for CEO — Mr. Calantzopoulos ($)(1)(2)	Summary Compensation Table Total for CEO — Mr. Olczak ($)(1)(2)	Compensation Actually Paid to CEO — Mr. Calantzopoulos ($)(2)(4)	Compensation Actually Paid to CEO — Mr. Olczak ($)(2)(4)	Average Summary Compensation Table Total for Other NEOs ($)(1)(3)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (in millions $)(6)	Adjusted Diluted EPS, 1-year Growth(7)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)
2022	n/a	15,775,108	n/a	24,410,701	5,426,181	7,848,730	$141.0	$119.9	9,048	10.1%
2021	15,349,110	10,557,568	30,404,029	15,485,410	5,433,435	7,491,440	$125.5	$123.7	9,109	15.4%
2020	21,936,798	n/a	19,391,601	n/a	10,447,764	7,470,429	$103.9	$107.0	8,056	7.2%

(1)
The Summary Compensation Table Total amounts can be found on page 55. For those NEOs in previous years who were no longer NEOs for 2022, the respective amounts can be found in our 2022 and 2021 proxy statements.

(2)
Mr. Calantzopoulos served as the Company’s CEO during the covered period until May 2021 when Mr. Olczak was appointed as our CEO.

(3)
Our NEOs other than the CEO for each of the covered fiscal years are as follows:

2022	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti
2021	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti, J. Insuasty, M. King
2020	J. Olczak, E. Babeau, M. King, F. de Wilde, S. Volpetti, M. Firestone, M. Zielinski
(4)
The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
2020	Mr. Calantzopoulos	21,936,798	4,857,081	2,651,169	12,024,210	13,872,491	(3,220,211)	0	(188,212)	1,220,857	19,391,601
	Average other NEOs	10,447,764	3,966,343	894,828	3,579,539	3,810,785	(513,023)	276,341	(141,487)	241,103	7,470,429
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)
Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2020 and December 31, 2021 and to Item 8, Note 14 for the fiscal year ended December 31, 2022.

(b)
The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

(5)
The Peer Group is described on page 51, which is the same PMI Peer Group reported in the performance graph found in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ending December 31, 2022. There have been no changes to the PMI Peer Group during the covered period. The amounts compare the cumulative total shareholder return of PMI’s common stock with the cumulative total shareholder return for the same period of PMI’s Peer Group. The calculation assumes the investment of $100 as of December 31, 2019, in PMI common stock and the PMI Peer Group index as of the market close and reinvestment of dividends on a quarterly basis.

(6)
PMI’s Net Income is reported as “net earnings attributable to PMI” in Item 8 of the Company’s Annual Report on Form 10-K for the fiscal years ended December 31, 2020, December 31, 2021 and December 31, 2022.

(7)
Currency neutral adjusted diluted EPS growth rate has been chosen as our Company Selected Measure, out of the performance measures in the tabular list set forth below, because of its weight and impact on PSUs. Adjusted diluted EPS growth over 3-year period is one of the metrics used in our long-term Equity Award program, under performance-based PSUs. In accordance with regulatory guidance, the measure presented in the table covers 1-year growth. For the definition of adjusted diluted EPS see the Glossary of Terms in Exhibit C.

Company Selected Measure Name			Adjusted Diluted EPS, 1-year Growth
Named Executive Officers, Footnote [Text Block]
(2)
Mr. Calantzopoulos served as the Company’s CEO during the covered period until May 2021 when Mr. Olczak was appointed as our CEO.

(3)
Our NEOs other than the CEO for each of the covered fiscal years are as follows:

2022	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti
2021	E. Babeau, D. Azinovic, F. de Wilde, S. Volpetti, J. Insuasty, M. King
2020	J. Olczak, E. Babeau, M. King, F. de Wilde, S. Volpetti, M. Firestone, M. Zielinski

Peer Group Issuers, Footnote [Text Block]
(5)
			The Peer Group is described on page 51, which is the same PMI Peer Group reported in the performance graph found in Part II, Item 5 of our Annual Report on Form 10-K for the fiscal year ending December 31, 2022. There have been no changes to the PMI Peer Group during the covered period. The amounts compare the cumulative total shareholder return of PMI’s common stock with the cumulative total shareholder return for the same period of PMI’s Peer Group. The calculation assumes the investment of $100 as of December 31, 2019, in PMI common stock and the PMI Peer Group index as of the market close and reinvestment of dividends on a quarterly basis
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
2020	Mr. Calantzopoulos	21,936,798	4,857,081	2,651,169	12,024,210	13,872,491	(3,220,211)	0	(188,212)	1,220,857	19,391,601
	Average other NEOs	10,447,764	3,966,343	894,828	3,579,539	3,810,785	(513,023)	276,341	(141,487)	241,103	7,470,429
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)
Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2020 and December 31, 2021 and to Item 8, Note 14 for the fiscal year ended December 31, 2022.

(b)
The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

Non-PEO NEO Average Total Compensation Amount			$ 5,426,181	$ 5,433,435	$ 10,447,764
Non-PEO NEO Average Compensation Actually Paid Amount			$ 7,848,730	7,491,440	7,470,429
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The amounts deducted and added to the Summary Compensation Table Total for each of the covered fiscal years are as shown in the table below. No awards were modified or forfeited during the covered years:

Year	Name	Summary Compensation Table Total ($)	Amount deducted for Change in Pension Value ($)	Amount added for Pension Cost ($)(a)	Amount deducted for Stock Awards ($)	Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)(b)	Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested During the Fiscal Year ($)(b)	Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) During the Fiscal Year ($)(b)	Amount added for Dividend Equivalents Paid During the Fiscal Year ($)	Compensation Actually Paid ($)
2022	Mr. Olczak	15,775,108	0	4,458,977	9,751,292	10,300,776	1,864,468	0	913,331	849,333	24,410,701
	Average other NEOs	5,426,181	100,985	630,261	2,717,273	2,870,426	1,033,698	0	414,918	291,504	7,848,730
2021	Mr. Calantzopoulos	15,349,110	0	1,669,036	12,331,239	17,286,561	6,755,580	0	423,089	1,251,892	30,404,029
	Mr. Olczak	10,557,568	781,194	1,008,654	4,713,468	6,607,423	2,269,335	0	124,847	412,245	15,485,410
	Average other NEOs	5,433,435	236,975	439,187	2,544,006	3,357,205	735,550	24,478	95,123	187,443	7,491,440
2020	Mr. Calantzopoulos	21,936,798	4,857,081	2,651,169	12,024,210	13,872,491	(3,220,211)	0	(188,212)	1,220,857	19,391,601
	Average other NEOs	10,447,764	3,966,343	894,828	3,579,539	3,810,785	(513,023)	276,341	(141,487)	241,103	7,470,429
“EOY” = End of Year, “EOPY” = End of Previous Year
(a)
Current year pension service cost including adjustments for prior year service cost, as applicable. For assumptions used in the calculation refer to Item 8, Note 13 to the consolidated financial statements contained in our Annual Report on Form 10-K for the fiscal years ended December 31, 2020 and December 31, 2021 and to Item 8, Note 14 for the fiscal year ended December 31, 2022.

(b)
The methodology used to calculate the fair values for stock awards at each fiscal year end is consistent with that disclosed at the time of grant. The fair value of the RSU awards is determined based on the closing price of PMI stock at the respective fiscal year end date and based on the average of the high and the low trading prices of PMI stock at the vesting date. The fair value for the portion of the PSU awards subject to the TSR performance factor was determined by using a Monte Carlo simulation model for the fiscal year end calculations and the average of the high and the low trading prices of PMI stock and actual performance at the vesting date. The fair value for the portion of the PSU awards subject to other performance factors was determined based on the closing price of PMI stock at the respective fiscal year end and estimated performance and based on the average of the high and the low trading prices of PMI stock and actual performance at the vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Tabular list of measures
As required by SEC rules, we have listed below the financial and non-financial performance measures that we consider to be the most important performance measures used to link compensation actually paid to our CEO and other NEOs for the most recently completed fiscal year to company performance. In selecting the below measures we considered the metrics used under our Incentive Compensation and Equity Awards Programs and prioritized those with highest weight and impact on compensation actually paid for 2022. Further information on the use of the below measures in our performance-based compensation programs can be found in Compensation Discussion and Analysis section on pages 45-49.
•
Adjusted Diluted EPS (CAGR, ex-currency growth)

•
Smoke-Free (HTU) Shipment Volume

•
Adjusted Net Revenues, % Growth on organic basis

•
Operating Cash Flow, % Growth ex-currency

•
RRP & Other Non-Combustible Products Net Revenues / Total Adjusted Net Revenues

•
TSR Performance (relative to peer group)

•
Absolute TSR

Total Shareholder Return Amount			$ 141	125.5	103.9
Peer Group Total Shareholder Return Amount			119.9	123.7	107
Net Income (Loss)			$ 9,048,000,000	$ 9,109,000,000	$ 8,056,000,000
Company Selected Measure Amount			10.1	15.4	7.2
PEO Name	Mr. Calantzopoulos	Mr. Olczak	Mr. Olczak		Mr. Calantzopoulos
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Diluted EPS (CAGR, ex-currency growth)
Non-GAAP Measure Description [Text Block]
(7)
Currency neutral adjusted diluted EPS growth rate has been chosen as our Company Selected Measure, out of the performance measures in the tabular list set forth below, because of its weight and impact on PSUs. Adjusted diluted EPS growth over 3-year period is one of the metrics used in our long-term Equity Award program, under performance-based PSUs. In accordance with regulatory guidance, the measure presented in the table covers 1-year growth. For the definition of adjusted diluted EPS see the Glossary of Terms in Exhibit C.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Smoke-Free (HTU) Shipment Volume
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted Net Revenues, % Growth on organic basis
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Operating Cash Flow, % Growth ex-currency
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name			RRP & Other Non-Combustible Products Net Revenues / Total Adjusted Net Revenues
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name			TSR Performance (relative to peer group)
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name			Absolute TSR
Mr. Olczak [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 15,775,108	$ 10,557,568
PEO Actually Paid Compensation Amount			24,410,701	15,485,410
Mr. Olczak [Member] | Amount deducted for Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	781,194
Mr. Olczak [Member] | Amount added for Pension Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,458,977	1,008,654
Mr. Olczak [Member] | Amount deducted for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,751,292	4,713,468
Mr. Olczak [Member] | Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,300,776	6,607,423
Mr. Olczak [Member] | Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,864,468	2,269,335
Mr. Olczak [Member] | Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
Mr. Olczak [Member] | Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			913,331	124,847
Mr. Olczak [Member] | Amount added for Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			849,333	412,245
Mr. Calantzopoulos [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				15,349,110	$ 21,936,798
PEO Actually Paid Compensation Amount				30,404,029	19,391,601
Mr. Calantzopoulos [Member] | Amount deducted for Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	4,857,081
Mr. Calantzopoulos [Member] | Amount added for Pension Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,669,036	2,651,169
Mr. Calantzopoulos [Member] | Amount deducted for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				12,331,239	12,024,210
Mr. Calantzopoulos [Member] | Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				17,286,561	13,872,491
Mr. Calantzopoulos [Member] | Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				6,755,580	(3,220,211)
Mr. Calantzopoulos [Member] | Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Mr. Calantzopoulos [Member] | Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				423,089	(188,212)
Mr. Calantzopoulos [Member] | Amount added for Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				1,251,892	1,220,857
Non-PEO NEO [Member] | Amount deducted for Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			100,985	236,975	3,966,343
Non-PEO NEO [Member] | Amount added for Pension Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			630,261	439,187	894,828
Non-PEO NEO [Member] | Amount deducted for Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,717,273	2,544,006	3,579,539
Non-PEO NEO [Member] | Amount added for EOY Fair Value of Stock Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,870,426	3,357,205	3,810,785
Non-PEO NEO [Member] | Amount added (deducted) for change in value from EOPY to EOY in Fair Value of Stock Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,033,698	735,550	(513,023)
Non-PEO NEO [Member] | Amount added for Fair Value at Vesting Date of Stock Awards Granted and Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	24,478	276,341
Non-PEO NEO [Member] | Amount added (deducted) for change in Fair Value from EOPY to Vesting Date of Stock Awards Granted in Any Prior Fiscal Year that Vested (or Failed to Vest) [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			414,918	95,123	(141,487)
Non-PEO NEO [Member] | Amount added for Dividend Equivalents Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 291,504	$ 187,443	$ 241,103